Portfolio of Investments
Touchstone Flexible Income Fund – June 30, 2024 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 36.4%
	Financials — 18.4%
$ 7,188,000	Ally Financial, Inc., Ser B, 4.700%(A)	$ 6,324,925
18,571,000	Ally Financial, Inc., Ser C, 4.700%(A)	14,873,551
6,135,000	American Express Co., 3.550%(A)	5,716,389
5,286,000	Arch Capital Group Ltd., 3.635%, 6/30/50	3,827,130
7,905,000	Athene Holding Ltd., 3.950%, 5/25/51	5,685,059
5,624,000	Bank of America Corp., 6.250%(A)	5,600,686
23,752,000	Bank of America Corp., MTN, 0.981%, 9/25/25	23,485,197
4,133,000	Bank of New York Mellon Corp. (The), Ser G, 4.700%(A)	4,060,145
1,711,000	Barclays PLC (United Kingdom), 3.330%, 11/24/42	1,233,614
7,731,000	Brookfield Finance, Inc. (Canada), 6.350%, 1/5/34	8,118,247
23,643,000	Charles Schwab Corp. (The), Ser G, 5.375%(A)	23,374,120
8,584,000	Citigroup, Inc., 5.000%(A)	8,542,522
6,756,000	Citigroup, Inc., Ser W, 4.000%(A)	6,470,451
5,538,000	Citizens Financial Group, Inc., Ser F, 5.650%(A)	5,377,516
4,786,000	Goldman Sachs Group, Inc. (The), 3.210%, 4/22/42	3,552,604
6,230,000	Goldman Sachs Group, Inc. (The), Ser VAR, 1.093%, 12/9/26	5,823,967
21,030,000	JPMorgan Chase & Co., 2.005%, 3/13/26	20,485,236
24,485,000	JPMorgan Chase & Co., 2.595%, 2/24/26	23,996,757
11,385,000	Lincoln National Corp., Ser C, 9.250%(A)†	12,272,404
7,572,000	Morgan Stanley, 2.484%, 9/16/36	5,998,611
7,952,000	Nasdaq, Inc., 3.250%, 4/28/50	5,319,544
7,032,000	Regions Financial Corp., Ser D, 5.750%(A)	6,908,124
1,763,000	UBS Group AG (Switzerland), 144a, 9.250%(A)	1,896,882
32,498,000	Wells Fargo & Co., MTN, 2.164%, 2/11/26	31,791,404
22,999,000	Wells Fargo & Co., MTN, 2.406%, 10/30/25	22,737,650
		263,472,735
	Utilities — 5.3%
5,041,000	American Electric Power Co., Inc., 3.250%, 3/1/50	3,322,930
4,075,000	Berkshire Hathaway Energy Co., 2.850%, 5/15/51	2,498,655
7,946,000	Dominion Energy, Inc., Ser A, 6.875%, 2/1/55	8,127,087
7,991,000	Duke Energy Corp., 3.300%, 6/15/41	5,818,597
20,489,000	Edison International, Ser A, 5.375%(A)	19,959,482
2,148,000	NextEra Energy Capital Holdings, Inc., 4.255%, 9/1/24	2,141,143
7,873,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	5,167,959
29,703,000	Sempra Energy, 4.875%(A)	29,136,828
		76,172,681
	Energy — 4.4%
4,269,000	BP Capital Markets America, Inc., 3.001%, 3/17/52	2,755,805
29,719,000	BP Capital Markets PLC (United Kingdom), 4.875%(A)	28,017,534
1,672,000	Enbridge, Inc. (Canada), 7.200%, 6/27/54	1,681,495
2,610,000	Enbridge, Inc. (Canada), 8.500%, 1/15/84	2,812,771
6,731,000	Energy Transfer LP, 8.000%, 5/15/54	7,040,787
2,495,000	Energy Transfer LP, (TSFR3M + 3.279%), 8.606%, 11/1/66(B)	2,447,661
4,337,000	Energy Transfer LP, Ser G, 7.125%(A)	4,295,147
6,121,000	Kinder Morgan, Inc., 3.250%, 8/1/50	3,923,693
5,289,000	Valero Energy Corp., 3.650%, 12/1/51	3,668,677
7,983,000	Williams Cos., Inc. (The), 3.500%, 10/15/51	5,563,684
		62,207,254
	Real Estate — 2.1%
4,864,000	American Tower Corp. REIT, 2.950%, 1/15/51	3,060,259
22,176,000	Rithm Capital Corp. REIT, 144a, 8.000%, 4/1/29	21,527,489
8,016,000	Simon Property Group LP REIT, 3.250%, 9/13/49	5,401,730
		29,989,478
	Consumer Discretionary — 2.1%
8,598,000	Cornell University, 4.835%, 6/15/34†	8,561,169
Principal Amount		Market Value
	Corporate Bonds — 36.4% (Continued)
	Consumer Discretionary — 2.1% (Continued)
$ 15,459,000	NCL Corp. Ltd., 144a, 8.375%, 2/1/28	$ 16,154,903
6,709,000	Starbucks Corp., 3.500%, 11/15/50	4,737,026
		29,453,098
	Information Technology — 1.2%
8,824,000	Micron Technology, Inc., 3.477%, 11/1/51	6,090,438
7,659,000	Oracle Corp., 3.600%, 4/1/40	5,908,928
7,226,000	Oracle Corp., 3.850%, 4/1/60	4,998,881
		16,998,247
	Consumer Staples — 0.9%
2,347,000	Macy's Retail Holdings LLC, 4.300%, 2/15/43	1,788,479
10,641,000	Post Holdings, Inc., 144a, 6.250%, 2/15/32	10,655,088
		12,443,567
	Communication Services — 0.8%
2,894,000	Alibaba Group Holding Ltd. (Cayman Islands), 3.150%, 2/9/51	1,859,672
7,059,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 6/1/41	4,758,167
8,085,000	Verizon Communications, Inc., 2.875%, 11/20/50	5,116,071
		11,733,910
	Materials — 0.4%
8,762,000	LYB International Finance III LLC, 3.625%, 4/1/51	6,053,754
	Health Care — 0.4%
8,870,000	Biogen, Inc., 3.150%, 5/1/50	5,747,607
	Industrials — 0.4%
7,937,000	RTX Corp., 3.030%, 3/15/52	5,091,982
	Total Corporate Bonds	$519,364,313
	Asset-Backed Securities — 15.3%
136,437,155	Ally Auto Receivables Trust, Ser 2024-1, Class CERT, 144a, 2/16/32	7,089,002
5,250,000	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class B, 144a, 5.827%, 5/17/32	5,252,326
5,250,000	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class C, 144a, 6.022%, 5/17/32	5,252,086
3,000,000	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class D, 144a, 6.315%, 5/17/32	3,001,604
975,000	American Homes 4 Rent Trust, Ser 2014-SFR3, Class C, 144a, 4.596%, 12/17/36	966,746
240,000	American Homes 4 Rent Trust, Ser 2014-SFR3, Class E, 144a, 6.418%, 12/17/36	239,518
3,085,965	American Homes 4 Rent Trust, Ser 2015-SFR1, Class A, 144a, 3.467%, 4/17/52	3,028,261
3,353,896	American Homes 4 Rent Trust, Ser 2015-SFR1, Class E, 144a, 5.639%, 4/17/52	3,335,873
14,449,000	American Homes 4 Rent Trust, Ser 2015-SFR1, Class F, 144a, 5.885%, 4/17/52	14,364,832
7,225,000	AMSR Trust, Ser 2019-SFR1, Class I, 144a, 8.976%, 1/19/39	7,282,235
600,000	AMSR Trust, Ser 2020-SFR1, Class C, 144a, 2.419%, 4/17/37	581,809
3,636,576	AMSR Trust, Ser 2020-SFR1, Class I, 144a, 8.193%, 4/17/37	3,610,901
5,000,000	AMSR Trust, Ser 2020-SFR2, Class F, 144a, 5.245%, 7/17/37	4,923,100
17,900,910	AMSR Trust, Ser 2020-SFR2, Class I, 144a, 5.250%, 7/17/37	17,201,339
450,000	AMSR Trust, Ser 2020-SFR3, Class E2, 144a, 2.756%, 9/17/37	429,329

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 15.3% (Continued)
$ 6,125,000	AMSR Trust, Ser 2020-SFR3, Class I, 144a, 7.379%, 9/17/37	$ 6,049,374
1,000,000	AMSR Trust, Ser 2020-SFR4, Class F, 144a, 2.856%, 11/17/37	950,245
844,206	B2R Mortgage Trust, Ser 2015-1, Class D, 144a, 4.831%, 5/15/48(B)(C)	839,595
11,393,795	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class A, 144a, (SOFR30A + 1.100%), 6.435%, 12/26/31(B)	11,429,938
2,422,303	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class B, 144a, (SOFR30A + 1.300%), 6.635%, 12/26/31(B)	2,429,533
1,525,154	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class C, 144a, (SOFR30A + 1.500%), 6.835%, 12/26/31(B)	1,529,161
95,026	Carmax Auto Owner Trust, Ser 2021-1, Class A3, 0.340%, 12/15/25	94,443
1,124,958	First Investors Auto Owner Trust, Ser 2021-1A, Class C, 144a, 1.170%, 3/15/27	1,107,339
1,000,000	FirstKey Homes Trust, Ser 2020-SFR1, Class E, 144a, 2.791%, 8/17/37	957,907
7,300,000	FirstKey Homes Trust, Ser 2020-SFR2, Class D, 144a, 1.968%, 10/19/37	6,890,939
1,230,000	FirstKey Homes Trust, Ser 2020-SFR2, Class F1, 144a, 3.017%, 10/19/37	1,173,266
99,713	GLS Auto Receivables Issuer Trust, Ser 2021-2A, Class C, 144a, 1.080%, 6/15/26	99,312
1,280,807	Home Partners of America Trust, Ser 2019-1, Class C, 144a, 3.256%, 9/17/39	1,187,091
4,235,805	Invitation Homes Trust, Ser 2018-SFR4, Class B, 144a, (TSFR1M + 1.364%), 6.693%, 1/17/38(B)	4,241,901
193,940	JPMorgan Chase Bank NA - CACLN, Ser 2021-1, Class B, 144a, 0.875%, 9/25/28	193,121
1,293,503	JPMorgan Chase Bank NA - CACLN, Ser 2021-2, Class B, 144a, 0.889%, 12/26/28	1,279,105
2,000,000	JPMorgan Chase Bank NA - CACLN, Ser 2021-3, Class F, 144a, 3.694%, 2/26/29	1,955,873
127,364	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	126,968
2,647,349	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-1A, Class A1, 144a, (TSFR3M + 1.162%), 6.486%, 4/20/29(B)	2,647,678
750,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-1A, Class B, 144a, (TSFR3M + 2.062%), 7.386%, 4/20/29(B)	750,708
3,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-1A, Class D, 144a, (TSFR3M + 6.262%), 11.586%, 4/20/29(B)	3,009,447
1,005,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-2A, Class B, 144a, (TSFR3M + 1.662%), 6.987%, 5/20/29(B)	1,005,526
5,461,109	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-3A, Class A1, 144a, (TSFR3M + 1.062%), 6.386%, 7/20/29(B)	5,461,115
5,080,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (TSFR3M + 2.012%), 7.336%, 7/20/29(B)	5,082,245
5,571,627	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-4A, Class A1, 144a, (TSFR3M + 1.062%), 6.390%, 10/15/29(B)	5,572,730
1,527,783	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2022-2A, Class A1, 144a, (TSFR3M + 1.270%), 6.599%, 10/15/30(B)	1,528,828
Principal Amount		Market Value
	Asset-Backed Securities — 15.3% (Continued)
$ 5,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2022-2A, Class A2, 144a, (TSFR3M + 1.900%), 7.229%, 10/15/30(B)	$ 5,002,500
2,585,000	Progress Residential, Ser 2021-SFR1, Class B, 144a, 1.303%, 4/17/38	2,397,331
2,596,000	Progress Residential, Ser 2021-SFR1, Class C, 144a, 1.555%, 4/17/38	2,411,955
7,845,000	Progress Residential, Ser 2021-SFR1, Class D, 144a, 1.805%, 4/17/38	7,307,923
975,000	Progress Residential, Ser 2021-SFR3, Class B, 144a, 1.888%, 5/17/26	907,928
3,305,553	Progress Residential, Ser 2021-SFR4, Class A, 144a, 1.558%, 5/17/38	3,067,489
5,430,000	Progress Residential, Ser 2021-SFR4, Class B, 144a, 1.808%, 5/17/38	5,048,673
750,000	Progress Residential Trust, Ser 2020-SFR2, Class C, 144a, 3.077%, 6/17/37	743,753
2,500,000	Progress Residential Trust, Ser 2020-SFR2, Class D, 144a, 3.874%, 6/17/37	2,481,567
2,200,000	Progress Residential Trust, Ser 2020-SFR3, Class C, 144a, 1.695%, 10/17/27	2,084,773
3,950,000	Progress Residential Trust, Ser 2021-SFR5, Class D, 144a, 2.109%, 7/17/38	3,647,736
3,343,556	Progress Residential Trust, Ser 2021-SFR6, Class A, 144a, 1.524%, 7/17/38	3,087,684
9,822,789	Redwood Funding Trust, Ser 2023-1, Class A, 144a, 7.500%, 7/25/59(B)(C)	9,615,762
5,000,000	Tricon American Homes Trust, Ser 2018-SFR1, Class B, 144a, 3.739%, 5/17/37	4,907,662
16,350,000	Tricon American Homes Trust, Ser 2018-SFR1, Class C, 144a, 4.044%, 5/17/37	16,075,181
2,700,000	Tricon American Homes Trust, Ser 2018-SFR1, Class E, 144a, 4.564%, 5/17/37	2,660,455
2,770,488	US Bank NA, Ser 2023-1, Class B, 144a, 6.789%, 8/25/32	2,781,883
	Total Asset-Backed Securities	$218,382,604
	Agency Collateralized Mortgage Obligations — 13.6%
46,858,366	FHLMC Multifamily Structured Pass Through Certificates, Ser K109, Class X1, 1.693%, 4/25/30(B)(C)(D)	3,411,940
34,286,246	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X1, 1.811%, 4/25/30(B)(C)(D)	2,599,960
7,005,157	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X3, 3.521%, 6/25/48(B)(C)(D)	1,098,991
28,800,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class XAM, 1.985%, 4/25/30(B)(C)(D)	2,642,616
34,489,696	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X1, 1.679%, 5/25/30(B)(C)(D)	2,546,257
19,436,545	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X3, 3.287%, 4/25/48(B)(C)(D)	2,965,830
35,663,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class XAM, 1.907%, 5/25/30(B)(C)(D)	3,205,776
66,466,217	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X1, 1.536%, 5/25/30(B)(C)(D)	4,536,971

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 13.6% (Continued)
$ 15,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X3, 3.108%, 7/25/48(B)(C)(D)	$ 2,220,968
10,630,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class XAM, 1.769%, 5/25/30(B)(C)(D)	899,633
10,743,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K113, Class XAM, 1.688%, 6/25/30(B)(C)(D)	864,224
19,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K114, Class X3, 2.830%, 8/25/48(B)(C)(D)	2,520,736
21,702,896	FHLMC Multifamily Structured Pass Through Certificates, Ser K115, Class X3, 3.059%, 9/25/48(B)(C)(D)	3,081,577
26,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K116, Class X3, 3.124%, 9/25/47(B)(C)(D)	3,791,052
39,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K117, Class XAM, 1.531%, 9/25/30(B)(C)(D)	2,950,389
24,368,853	FHLMC Multifamily Structured Pass Through Certificates, Ser K118, Class X3, 2.786%, 10/25/48(B)(C)(D)	3,196,250
4,900,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K119, Class X3, 2.822%, 9/25/48(B)(C)(D)	658,439
11,576,808	FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Class X3, 2.835%, 11/25/48(B)(C)(D)	1,568,691
16,073,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X3, 2.868%, 11/25/48(B)(C)(D)	2,256,651
9,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Class X3, 2.722%, 1/25/49(B)(C)(D)	1,271,327
7,569,056	FHLMC Multifamily Structured Pass Through Certificates, Ser K123, Class X3, 2.718%, 2/25/49(B)(C)(D)	1,002,879
9,255,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K124, Class X3, 2.710%, 2/25/49(B)(C)(D)	1,244,626
16,150,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K125, Class X3, 2.744%, 2/25/49(B)(C)(D)	2,215,095
38,058,448	FHLMC Multifamily Structured Pass Through Certificates, Ser K127, Class X3, 2.743%, 3/25/49(B)(C)(D)	5,208,991
18,230,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Class X3, 2.877%, 4/25/31(B)(C)(D)	2,639,850
10,595,456	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class X3, 3.203%, 8/25/48(B)(C)(D)	1,790,375
41,864,611	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class XAM, 1.321%, 7/25/31(B)(C)(D)	2,972,484
10,451,281	FHLMC Multifamily Structured Pass Through Certificates, Ser K131, Class X3, 3.048%, 9/25/31(B)(C)(D)	1,678,032
29,501,666	FHLMC Multifamily Structured Pass Through Certificates, Ser K132, Class X3, 2.987%, 8/25/31(B)(C)(D)	4,685,077
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 13.6% (Continued)
$ 9,413,138	FHLMC Multifamily Structured Pass Through Certificates, Ser K134, Class X3, 2.752%, 10/25/49(B)(C)(D)	$ 1,399,478
218,954,091	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X1, 0.494%, 12/25/31(B)(C)(D)	4,618,005
21,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X3, 2.923%, 12/25/31(B)(C)(D)	3,348,614
96,839,687	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class XAM, 0.665%, 12/25/31(B)(C)(D)	3,316,236
20,601,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K137, Class X3, 2.978%, 1/25/49(B)(C)(D)	3,351,983
31,585,759	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class X3, 3.140%, 2/25/49(B)(C)(D)	5,499,997
97,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class XAM, 0.871%, 2/25/32(B)(C)(D)	4,693,100
31,370,856	FHLMC Multifamily Structured Pass Through Certificates, Ser K140, Class X3, 3.046%, 3/25/49(B)(C)(D)	5,291,928
10,400,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Class X3, 3.248%, 4/25/50(B)(C)(D)	1,913,500
5,835,659	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X3, 3.805%, 3/25/38(B)(C)(D)	1,600,302
18,435,033	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X3, 3.575%, 10/25/38(B)(C)(D)	4,820,075
35,046,047	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X1, 1.436%, 7/25/35(B)(C)(D)	3,531,187
52,485,811	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X3, 3.397%, 8/25/38(B)(C)(D)	12,985,614
11,201,391	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Class X3, 2.897%, 12/25/38(B)(C)(D)	2,429,662
54,709,626	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X1, 0.578%, 2/25/36(B)(C)(D)	2,036,385
5,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X3, 3.199%, 4/25/39(B)(C)(D)	1,207,559
53,680,976	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1521, Class X1, 1.094%, 8/25/36(B)(C)(D)	4,317,405
129,111,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K513, Class X1, 0.883%, 12/25/28(B)(C)(D)	3,670,936
15,100,238	FHLMC Multifamily Structured Pass Through Certificates, Ser K739, Class X3, 2.902%, 11/25/48(B)(C)(D)	1,118,872
16,196,664	FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Class X3, 2.533%, 3/25/49(B)(C)(D)	1,166,226
16,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Class X3, 2.684%, 4/25/28(B)(C)(D)	1,370,394

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 13.6% (Continued)
$ 9,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K743, Class X3, 3.056%, 6/25/49(B)(C)(D)	$ 902,974
39,018,396	FHLMC Multifamily Structured Pass Through Certificates, Ser K744, Class X3, 3.069%, 8/25/49(B)(C)(D)	3,882,014
47,774,075	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class X3, 2.766%, 9/25/49(B)(C)(D)	4,448,091
146,903,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class XAM, 1.103%, 9/25/28(B)(C)(D)	5,278,636
155,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K746, Class XAM, 0.674%, 10/25/28(B)(C)(D)	3,347,457
52,159,495	FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Class X3, 2.637%, 12/25/49(B)(C)(D)	4,884,314
19,560,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K751, Class X3, 5.009%, 3/25/56(B)(C)(D)	4,415,120
5,122,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K755, Class X3, 5.835%, 2/25/59(B)(C)(D)	1,470,748
29,329,091	FRESB Mortgage Trust, Ser 2020-SB79, Class X1, 1.188%, 7/25/40(B)(C)(D)	1,025,424
72,152,030	FRESB Mortgage Trust, Ser 2020-SB81, Class X1, 1.144%, 10/25/40(B)(C)(D)	2,979,706
33,442,695	FRESB Mortgage Trust, Ser 2021-SB82, Class X1, 1.168%, 10/25/40(B)(C)(D)	996,816
48,633,314	FRESB Mortgage Trust, Ser 2021-SB83, Class X1, 0.971%, 1/25/41(B)(C)(D)	1,296,676
26,751,579	FRESB Mortgage Trust, Ser 2021-SB84, Class X1, 0.599%, 1/25/41(B)(C)(D)	511,972
67,634,236	FRESB Mortgage Trust, Ser 2021-SB85, Class X1, 0.490%, 3/25/41(B)(C)(D)	1,253,939
78,473,340	FRESB Mortgage Trust, Ser 2021-SB87, Class X1, 0.751%, 4/25/41(B)(C)(D)	2,132,380
80,238,032	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.809%, 5/25/41(B)(C)(D)	2,271,210
121,813,274	FRESB Mortgage Trust, Ser 2022-SB94, Class X1, 0.144%, 11/25/41(B)(C)(D)	1,338,338
127,499,563	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB86, Class X1, 0.398%, 3/25/41(B)(C)(D)	2,332,847
60,425,230	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB89, Class X1, 0.679%, 6/25/41(B)(C)(D)	1,378,517
3,512,624	GNMA, Ser 2012-147, Class IO, 0.542%, 4/16/54(B)(C)(D)	36,593
8,887,229	GNMA, Ser 2016-110, Class IO, 0.903%, 5/16/58(B)(C)(D)	376,271
18,015,236	GNMA, Ser 2016-158, Class IO, 0.749%, 6/16/58(B)(C)(D)	645,230
11,988,353	GNMA, Ser 2016-52, Class IO, 0.761%, 3/16/58(B)(C)(D)	439,103
11,480,848	GNMA, Ser 2017-76, Class IO, 0.772%, 12/16/56(B)(C)(D)	504,210
15,254,310	GNMA, Ser 2017-94, Class IO, 0.584%, 2/16/59(B)(C)(D)	527,251
	Total Agency Collateralized Mortgage Obligations	$194,088,982
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 9.6%
$ 76,303	Agate Bay Mortgage Trust, Ser 2013-1, Class A1, 144a, 3.500%, 7/25/43(B)(C)	$ 68,386
51,004	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(B)(C)	41,788
1,933,366	Chase Home Lending Mortgage Trust, Ser 2019-ATR1, Class B3, 144a, 4.409%, 4/25/49(B)(C)	1,723,025
3,319,815	Chase Mortgage Finance Corp., Ser 2021-CL1, Class M1, 144a, (SOFR30A + 1.200%), 6.535%, 2/25/50(B)	3,203,091
689,661	CIM Trust, Ser 2019-INV2, Class A15, 144a, 4.000%, 5/25/49(B)(C)	629,258
8,830,542	CIM Trust, Ser 2020-J1, Class A2, 144a, 2.500%, 7/25/50(B)(C)	7,130,909
5,617,127	Connecticut Avenue Securities Trust, Ser 2022-R01, Class 1M1, 144a, (SOFR30A + 1.000%), 6.335%, 12/25/41(B)	5,623,250
759,574	CSMC Trust, Ser 2013-IVR1, Class A1, 144a, 2.500%, 3/25/43(B)(C)	647,217
2,450,238	CSMC Trust, Ser 2013-IVR1, Class A2, 144a, 3.000%, 3/25/43(B)(C)	2,143,634
676,580	CSMLT Trust, Ser 2015-2, Class A7, 144a, 3.500%, 8/25/45(B)(C)	601,916
1,947,850	EverBank Mortgage Loan Trust, Ser 2013-1, Class B4, 144a, 3.511%, 3/25/43(B)(C)	1,520,642
464,999	Fannie Mae Connecticut Avenue Securities, Ser 2014-C03, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.114%), 8.450%, 7/25/24(B)	465,784
5,426,492	Fannie Mae Connecticut Avenue Securities, Ser 2014-C03, Class 2M2, (SOFR30A + 3.014%), 8.350%, 7/25/24(B)	5,432,581
445,256	Fannie Mae Connecticut Avenue Securities, Ser 2014-C04, Class 1M2, (SOFR30A + 5.014%), 10.350%, 11/25/24(B)	452,345
281,148	Fannie Mae Connecticut Avenue Securities, Ser 2017-C07, Class 1EB2, (SOFR30A + 1.114%), 6.450%, 5/25/30(B)	281,088
4,298,409	Fannie Mae Connecticut Avenue Securities, Ser 2021-R02, Class 2M1, 144a, (Secured Overnight Financing Rate 30 Day Average + 0.900%), 6.235%, 11/25/41(B)	4,295,783
7,548,757	Flagstar Mortgage Trust, Ser 2018-1, Class A13, 144a, 3.500%, 3/25/48(B)(C)	6,620,751
9,032,125	Flagstar Mortgage Trust, Ser 2018-2, Class A14, 144a, 3.500%, 4/25/48(B)(C)	7,766,536
1,867,917	Freddie Mac Seasoned Credit Risk Transfer Trust, Ser 2017-4, Class M, 144a, 4.750%, 6/25/57(B)(C)	1,807,201
78,768	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2017-1, Class M1, 144a, 4.000%, 1/25/56(B)(C)	78,027
560,777	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2017-2, Class M1, 144a, 4.000%, 8/25/56(B)(C)	552,305
16,250,000	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2017-2, Class M2, 144a, 4.000%, 8/25/56(B)(C)	15,121,104
1,279,877	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2018-1, Class M, 4.750%, 5/25/57(B)(C)	1,222,774
7,351,385	Freddie Mac STACR Debt Notes, Ser 2014-HQ2, Class M3, (Secured Overnight Financing Rate 30 Day Average + 3.864%), 9.200%, 9/25/24(B)	7,422,435

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 9.6% (Continued)
$ 330,953	Freddie Mac STACR Debt Notes, Ser 2017-HQA3, Class M2B, (SOFR30A + 2.464%), 7.800%, 4/25/30(B)	$ 338,312
7,422,082	Freddie Mac STACR REMIC Trust, Ser 2021-DNA7, Class M1, 144a, (SOFR30A + 0.850%), 6.185%, 11/25/41(B)	7,420,927
823,312	Freddie Mac STACR REMIC Trust, Ser 2022-DNA2, Class M1A, 144a, (SOFR30A + 1.300%), 6.635%, 2/25/42(B)	827,149
194,038	Freddie Mac STACR Trust, Ser 2018-DNA3, Class M2A, 144a, (SOFR30A + 2.214%), 7.550%, 9/25/48(B)	194,660
6,138,654	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ5, Class A2, 144a, 3.000%, 3/27/51(B)(C)	5,171,033
150,321	GS Mortgage-Backed Securities Trust, Ser 2014-EB1A, Class 2A4, 144a, 5.912%, 7/25/44(B)(C)	147,778
1,607,551	JP Morgan Mortgage Trust, Ser 2016-1, Class A13, 144a, 3.500%, 5/25/46(B)(C)	1,413,529
2,372,968	JP Morgan Mortgage Trust, Ser 2017-3, Class 1A3, 144a, 3.500%, 8/25/47(B)(C)	2,108,411
1,328,207	JP Morgan Mortgage Trust, Ser 2018-3, Class A1, 144a, 3.500%, 9/25/48(B)(C)	1,160,124
1,131,274	JP Morgan Mortgage Trust, Ser 2018-5, Class A4, 144a, 3.000%, 10/25/48(B)(C)	991,553
3,814,560	JP Morgan Mortgage Trust, Ser 2018-5, Class B4, 144a, 3.718%, 10/25/48(B)(C)	3,307,812
409,139	JP Morgan Mortgage Trust, Ser 2019-INV2, Class A15, 144a, 3.500%, 2/25/50(B)(C)	363,032
2,065,079	JP Morgan Mortgage Trust, Ser 2020-1, Class A15, 144a, 3.500%, 6/25/50(B)(C)	1,788,503
209,095	JP Morgan Mortgage Trust, Ser 2020-1, Class A5A, 144a, 3.000%, 6/25/50(B)(C)	175,684
328,018	JP Morgan Mortgage Trust, Ser 2020-2, Class A5A, 144a, 3.000%, 7/25/50(B)(C)	276,548
864,927	JP Morgan Mortgage Trust, Ser 2020-7, Class A15, 144a, 3.000%, 1/25/51(B)(C)	724,188
12,498,056	JP Morgan Mortgage Trust, Ser 2020-7, Class A3, 144a, 3.000%, 1/25/51(B)(C)	10,505,362
1,000,638	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B1, 144a, 4.016%, 11/25/50(B)(C)	861,441
1,393,646	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B3, 144a, 4.016%, 11/25/50(B)(C)	1,191,257
334,212	JP Morgan Mortgage Trust, Ser 2022-3, Class A12, 144a, 3.000%, 8/25/52(B)(C)	312,230
3,418	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (TSFR12M + 2.340%), 7.568%, 12/25/32(B)	3,318
64,446	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 5.922%, 9/25/34(B)(C)	62,636
1,489,550	New Residential Mortgage Loan Trust, Ser 2015-1A, Class B3, 144a, 5.223%, 5/28/52(B)(C)	1,427,389
9,723	RALI Series Trust, Ser 2004-QS6, Class A1, 5.000%, 5/25/19	8,989
1,545,759	Sequoia Mortgage Trust, Ser 2004-3, Class M1, (TSFR1M + 0.864%), 6.203%, 5/20/34(B)	1,552,294
1,556,744	Sequoia Mortgage Trust, Ser 2017-5, Class B2, 144a, 3.783%, 8/25/47(B)(C)	1,411,063
1,565,986	Sequoia Mortgage Trust, Ser 2017-6, Class B2, 144a, 3.724%, 9/25/47(B)(C)	1,424,870
1,586,834	Sequoia Mortgage Trust, Ser 2017-7, Class B2, 144a, 3.725%, 10/25/47(B)(C)	1,435,361
1,089,264	Sequoia Mortgage Trust, Ser 2018-5, Class A7, 144a, 3.500%, 5/25/48(B)(C)	955,368
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 9.6% (Continued)
$ 2,249,000	Sequoia Mortgage Trust, Ser 2018-6, Class B4, 144a, 4.162%, 7/25/48(B)(C)	$ 1,702,248
228,733	Wells Fargo Mortgage Backed Securities Trust, Ser 2020-1, Class A5, 144a, 3.000%, 12/25/49(B)(C)	192,046
11,887,247	Western Alliance Bank, Ser 2021-CL2, Class M1, 144a, (SOFR30A + 3.150%), 8.485%, 7/25/59(B)	12,275,070
	Total Non-Agency Collateralized Mortgage Obligations	$136,582,015
	U.S. Treasury Obligations — 7.6%
115,835,000	U.S. Treasury Bond, 4.125%, 8/15/53	108,541,015
Shares
	Preferred Stocks — 4.2%
	Financials — 3.6%
64,699	AGNC Investment Corp. REIT, Ser C, (TSFR3M + 5.373%), 10.701%(A)	1,681,527
558,166	AGNC Investment Corp. REIT, Ser F, 6.125%(A)	13,468,546
146,575	Allstate Corp. (The), Ser J, 7.375%(A)	3,916,484
419,868	Annaly Capital Management, Inc. REIT, Ser I, 6.750%(A)	10,757,018
278,840	Lincoln National Corp., Ser D, 9.000%(A)	7,793,578
130,237	Reinsurance Group of America, Inc., 7.125%, 10/15/52	3,401,790
290,000	Rithm Capital Corp. REIT, Ser D, 7.000%(A)	6,713,500
192,309	Virtus Convertible & Income Fund, Ser A, 5.625%(A)	4,269,260
		52,001,703
	Utilities — 0.4%
316,505	Brookfield Renewable Partners LP (Canada), Ser 17, 5.250%(A)	5,820,527
	Energy — 0.2%
87,656	Enbridge, Inc. (Canada), Ser 5, 6.683%(A)	1,916,160
31,680	Enbridge, Inc. (Canada), Ser L, 5.858%(A)	655,776
		2,571,936
	Total Preferred Stocks	$60,394,166
	Exchange-Traded Funds — 3.2%
1,051,098	iShares 0-5 Year High Yield Corporate Bond ETF	44,356,335
29,010	Vanguard Long-Term Corporate Bond ETF	2,200,699
	Total Exchange-Traded Funds	$46,557,034
Principal Amount
Commercial Mortgage-Backed Securities — 0.1%
$ 29,081,153	BANK, Ser 2020-BN26, Class XA, 1.321%, 3/15/63(B)(C)(D)	1,460,976
Shares
	Short-Term Investment Funds — 8.2%
112,204,642	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	112,204,642
5,061,198	Invesco Government & Agency Portfolio, Institutional Class, 5.23%∞Ω**	5,061,198
	Total Short-Term Investment Funds	$117,265,840
	Total Investment Securities—98.2% (Cost $1,425,837,388)	$1,402,636,945
	Other Assets in Excess of Liabilities — 1.8%	25,095,127
	Net Assets — 100.0%	$1,427,732,072
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.

Touchstone Flexible Income Fund (Unaudited) (Continued)
(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2024.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2024 was $4,898,541.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOFR30A – Secured Overnight Financing Rate 30 Day Average
STACR – Structured Agency Credit Risk
TSFR12M – Twelve Month Term Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $387,693,226 or 27.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$519,364,313	$—	$519,364,313
Asset-Backed Securities	—	218,382,604	—	218,382,604
Agency Collateralized Mortgage Obligations	—	194,088,982	—	194,088,982
Non-Agency Collateralized Mortgage Obligations	—	136,582,015	—	136,582,015
U.S. Treasury Obligations	—	108,541,015	—	108,541,015
Preferred Stocks	60,394,166	—	—	60,394,166
Exchange-Traded Funds	46,557,034	—	—	46,557,034
Commercial Mortgage-Backed Securities	—	1,460,976	—	1,460,976
Short-Term Investment Funds	117,265,840	—	—	117,265,840
Total	$224,217,040	$1,178,419,905	$—	$1,402,636,945
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Focused Fund – June 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 96.7%
	Information Technology — 28.0%
429,876	Apple, Inc.	$ 90,540,483
271,026	Microsoft Corp.	121,135,071
231,520	NVIDIA Corp.	28,601,981
204,289	Oracle Corp.	28,845,607
113,560	Salesforce, Inc.	29,196,276
93,588	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	16,266,530
114,131	Texas Instruments, Inc.	22,201,903
67,768	Workday, Inc. - Class A*	15,150,214
		351,938,065
	Communication Services — 14.1%
422,311	Alphabet, Inc. - Class C	77,460,284
415,250	Comcast Corp. - Class A	16,261,190
143,175	Meta Platforms, Inc. - Class A	72,191,699
17,963	Netflix, Inc.*	12,122,869
		178,036,042
	Financials — 14.1%
748,902	Bank of America Corp.	29,783,832
109,536	Berkshire Hathaway, Inc. - Class B*	44,559,245
198,902	Charles Schwab Corp. (The)	14,657,088
73,083	Goldman Sachs Group, Inc. (The)	33,056,903
26,183	LPL Financial Holdings, Inc.	7,312,912
13,854	Markel Group, Inc.*	21,829,194
100,160	Visa, Inc. - Class A	26,288,995
		177,488,169
	Health Care — 12.5%
69,823	Becton Dickinson & Co.	16,318,333
175,980	BioMarin Pharmaceutical, Inc.*	14,488,433
317,839	Bristol-Myers Squibb Co.	13,199,854
86,671	HCA Healthcare, Inc.	27,845,659
191,981	Johnson & Johnson	28,059,943
289,786	Medtronic PLC	22,809,056
67,427	UnitedHealth Group, Inc.	34,337,874
		157,059,152
	Consumer Discretionary — 9.7%
100,806	Airbnb, Inc. - Class A*	15,285,214
72,279	Alibaba Group Holding Ltd. (China) ADR	5,204,088
315,140	Amazon.com, Inc.*	60,900,805
206,190	Choice Hotels International, Inc.†	24,536,610
92,657	Floor & Decor Holdings, Inc. - Class A*	9,211,032
190,459	Frontdoor, Inc.*	6,435,610
		121,573,359
	Industrials — 6.3%
118,444	Allegiant Travel Co.	5,949,442
86,106	Boeing Co. (The)*	15,672,153
37,083	Hubbell, Inc.	13,553,095
219,215	RTX Corp.	22,006,994
198,319	SS&C Technologies Holdings, Inc.	12,428,652
122,445	Stanley Black & Decker, Inc.	9,782,131
		79,392,467
	Consumer Staples — 5.1%
283,090	Coca-Cola Femsa SAB de CV (Mexico) ADR	24,300,446
Shares		Market Value
	Common Stocks — 96.7% (Continued)
	Consumer Staples — 5.1% (Continued)
360,553	Monster Beverage Corp.*	$ 18,009,622
219,156	Philip Morris International, Inc.	22,207,077
		64,517,145
	Materials — 2.5%
227,014	DuPont de Nemours, Inc.	18,272,357
140,564	International Flavors & Fragrances, Inc.	13,383,098
		31,655,455
	Energy — 2.3%
251,542	Exxon Mobil Corp.	28,957,515
	Real Estate — 2.1%
460,165	Americold Realty Trust, Inc. REIT	11,752,614
70,700	Jones Lang LaSalle, Inc.*	14,513,296
		26,265,910
	Total Common Stocks	$1,216,883,279
	Short-Term Investment Funds — 5.1%
40,249,952	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	40,249,952
23,573,309	Invesco Government & Agency Portfolio, Institutional Class, 5.23%∞Ω**	23,573,309
	Total Short-Term Investment Funds	$63,823,261
	Total Investment Securities—101.8% (Cost $652,085,933)	$1,280,706,540
	Liabilities in Excess of Other Assets — (1.8%)	(22,600,054)
	Net Assets — 100.0%	$1,258,106,486
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2024 was $23,309,720.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,216,883,279	$—	$—	$1,216,883,279
Short-Term Investment Funds	63,823,261	—	—	63,823,261
Total	$1,280,706,540	$—	$—	$1,280,706,540
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Growth Opportunities Fund – June 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 96.8%
	Information Technology — 43.1%
9,090	Analog Devices, Inc.	$ 2,074,883
67,891	Apple, Inc.	14,299,202
1,503	ASML Holding NV (Netherlands)	1,537,163
985	Broadcom, Inc.	1,581,447
29,853	Cisco Systems, Inc.	1,418,316
59,330	Flex Ltd.*	1,749,642
3,357	HubSpot, Inc.*	1,979,925
19,754	Marvell Technology, Inc.	1,380,805
29,231	Microsoft Corp.	13,064,795
9,016	Monday.com Ltd.*	2,170,692
122,515	NVIDIA Corp.	15,135,503
14,178	Salesforce, Inc.	3,645,164
5,055	ServiceNow, Inc.*	3,976,617
17,607	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	3,060,273
		67,074,427
	Consumer Discretionary — 14.0%
60,995	Amazon.com, Inc.*	11,787,284
36,750	Chipotle Mexican Grill, Inc.*	2,302,388
8,780	Home Depot, Inc. (The)	3,022,427
54,003	MGM Resorts International*	2,399,893
29,283	On Holding AG (Switzerland) - Class A*	1,136,181
5,697	Tesla, Inc.*	1,127,322
		21,775,495
	Communication Services — 11.6%
62,078	Alphabet, Inc. - Class A	11,307,508
13,603	Meta Platforms, Inc. - Class A	6,858,904
		18,166,412
	Health Care — 9.3%
15,150	AbbVie, Inc.	2,598,528
28,358	Ascendis Pharma A/S (Denmark) ADR*	3,867,464
13,350	DexCom, Inc.*	1,513,623
5,872	ICON PLC*	1,840,696
40,212	Legend Biotech Corp. ADR*	1,780,990
5,667	UnitedHealth Group, Inc.	2,885,976
		14,487,277
	Industrials — 8.7%
6,406	Comfort Systems USA, Inc.	1,948,193
11,202	JB Hunt Transport Services, Inc.	1,792,320
44,611	Sensata Technologies Holding PLC	1,668,005
2,458	TransDigm Group, Inc.	3,140,365
39,391	Uber Technologies, Inc.*	2,862,938
9,397	Union Pacific Corp.	2,126,165
		13,537,986
Shares		Market Value
	Common Stocks — 96.8% (Continued)
	Financials — 5.8%
13,176	Apollo Global Management, Inc.	$ 1,555,690
80,133	Blue Owl Capital, Inc.	1,422,361
17,084	Global Payments, Inc.	1,652,023
16,874	Visa, Inc. - Class A	4,428,919
		9,058,993
	Consumer Staples — 3.3%
9,005	Constellation Brands, Inc. - Class A	2,316,806
3,301	Costco Wholesale Corp.	2,805,817
		5,122,623
	Energy — 1.0%
7,730	Diamondback Energy, Inc.	1,547,469
	Total Common Stocks	$150,770,682
	Short-Term Investment Fund — 3.7%
5,769,288	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	5,769,288
	Total Investment Securities—100.5% (Cost $89,201,133)	$156,539,970
	Liabilities in Excess of Other Assets — (0.5%)	(837,550)
	Net Assets — 100.0%	$155,702,420
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$150,770,682	$—	$—	$150,770,682
Short-Term Investment Fund	5,769,288	—	—	5,769,288
Total	$156,539,970	$—	$—	$156,539,970
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Growth Fund – June 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 98.4%
	Information Technology — 27.4%
92,985	CDW Corp.	$ 20,813,762
192,875	Datadog, Inc. - Class A*	25,013,959
101,610	Enphase Energy, Inc.*	10,131,533
27,556	Fair Isaac Corp.*	41,021,515
95,661	Globant SA (Argentina)*	17,052,530
49,189	HubSpot, Inc.*	29,011,180
97,509	Jabil, Inc.	10,608,004
117,240	MACOM Technology Solutions Holdings, Inc.*	13,068,743
143,560	Microchip Technology, Inc.	13,135,740
56,680	Monday.com Ltd.*	13,646,277
101,785	MongoDB, Inc.*	25,442,179
1,001,581	Palantir Technologies, Inc. - Class A*	25,370,047
223,292	Procore Technologies, Inc.*	14,806,492
105,520	PTC, Inc.*	19,169,818
265,570	Pure Storage, Inc. - Class A*	17,052,250
114,448	Teradyne, Inc.	16,971,494
57,817	Zebra Technologies Corp. - Class A*	17,861,406
100,962	Zscaler, Inc.*	19,403,887
		349,580,816
	Industrials — 19.5%
133,971	AMETEK, Inc.	22,334,305
133,349	Axon Enterprise, Inc.*	39,236,610
542,388	Copart, Inc. *	29,375,734
158,354	Dayforce, Inc.*†	7,854,358
112,618	JB Hunt Transport Services, Inc.	18,018,880
100,320	Rockwell Automation, Inc.	27,616,090
37,093	TransDigm Group, Inc.	47,390,388
407,525	Vertiv Holdings Co. - Class A	35,279,439
122,761	Waste Connections, Inc.	21,527,369
		248,633,173
	Health Care — 17.6%
64,934	Align Technology, Inc.*	15,677,016
251,765	Ascendis Pharma A/S (Denmark) ADR*	34,335,711
216,147	Cooper Cos., Inc. (The)	18,869,633
296,682	DexCom, Inc.*	33,637,805
299,777	GE HealthCare Technologies, Inc.	23,358,624
77,666	ICON PLC*	24,345,961
37,641	IDEXX Laboratories, Inc.*	18,338,695
88,888	Insulet Corp.*	17,937,598
380,776	Legend Biotech Corp. ADR*	16,864,569
164,633	Masimo Corp.*	20,733,880
		224,099,492
	Financials — 12.1%
303,731	American International Group, Inc.	22,548,989
196,969	Ares Management Corp. - Class A	26,252,028
59,947	Arthur J Gallagher & Co.	15,544,857
71,050	Coinbase Global, Inc. - Class A*	15,789,442
10,002	First Citizens BancShares, Inc. - Class A	16,839,467
211,207	Global Payments, Inc.	20,423,717
37,176	MSCI, Inc.	17,909,538
1,460,954	NU Holdings Ltd. (Brazil) - Class A*	18,831,697
		154,139,735
	Consumer Discretionary — 8.8%
440,350	Chipotle Mexican Grill, Inc.*	27,587,927
699,121	DraftKings, Inc. - Class A*	26,685,448
88,948	Hilton Worldwide Holdings, Inc.	19,408,454
267,943	Ross Stores, Inc.	38,937,477
		112,619,306
Shares		Market Value
	Common Stocks — 98.4% (Continued)
	Materials — 3.2%
113,259	Celanese Corp.	$ 15,277,506
103,120	Vulcan Materials Co.	25,643,882
		40,921,388
	Energy — 2.7%
344,537	Devon Energy Corp.	16,331,054
89,314	Diamondback Energy, Inc.	17,879,769
		34,210,823
	Consumer Staples — 2.3%
116,714	Constellation Brands, Inc. - Class A	30,028,178
	Communication Services — 2.3%
136,560	Live Nation Entertainment, Inc.*	12,801,134
173,368	Trade Desk, Inc. (The) - Class A*	16,932,853
		29,733,987
	Real Estate — 1.8%
315,620	CoStar Group, Inc.*	23,400,067
	Utilities — 0.7%
106,613	Vistra Corp.	9,166,586
	Total Common Stocks	$1,256,533,551
	Short-Term Investment Funds — 4.3%
47,580,481	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	47,580,481
7,006,740	Invesco Government & Agency Portfolio, Institutional Class, 5.23%∞Ω**	7,006,740
	Total Short-Term Investment Funds	$54,587,221
	Total Investment Securities—102.7% (Cost $1,045,869,268)	$1,311,120,772
	Liabilities in Excess of Other Assets — (2.7%)	(34,598,500)
	Net Assets — 100.0%	$1,276,522,272
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2024 was $6,854,720.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,256,533,551	$—	$—	$1,256,533,551
Short-Term Investment Funds	54,587,221	—	—	54,587,221
Total	$1,311,120,772	$—	$—	$1,311,120,772
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Non-US ESG Equity Fund – June 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 97.0%
	Japan — 18.2%
	Communication Services — 3.1%
387,300	Nintendo Co. Ltd.	$ 20,682,432
	Consumer Discretionary — 5.3%
764,100	Denso Corp.	11,926,868
268,400	Sony Group Corp.	22,873,363
	Financials — 1.6%
1,002,300	Mitsubishi UFJ Financial Group, Inc.	10,816,849
	Industrials — 4.9%
1,432,500	Hitachi Ltd.	32,254,637
	Information Technology — 3.3%
99,500	Tokyo Electron Ltd.	21,780,592
	Total Japan	120,334,741
	United Kingdom — 13.3%
	Financials — 6.2%
31,970,163	Lloyds Banking Group PLC	22,050,324
160,457	London Stock Exchange Group PLC	19,026,732
	Industrials — 7.1%
144,645	Ashtead Group PLC	9,644,018
446,152	RELX PLC	20,442,191
2,825,746	Rentokil Initial PLC	16,410,810
	Total United Kingdom	87,574,075
	France — 10.0%
	Energy — 2.0%
197,668	TotalEnergies SE ADR†	13,180,502
	Financials — 1.9%
202,196	BNP Paribas SA	12,930,860
	Industrials — 2.7%
226,725	Cie de Saint-Gobain SA	17,633,344
	Materials — 3.4%
130,474	Air Liquide SA	22,518,220
	Total France	66,262,926
	Sweden — 7.5%
	Financials — 5.8%
1,705,902	Svenska Handelsbanken AB - Class A	16,301,840
1,074,379	Swedbank AB - Class A	22,130,336
	Industrials — 1.7%
542,039	Epiroc AB - Class A	10,861,028
	Total Sweden	49,293,204
	Netherlands — 7.1%
	Energy — 3.5%
316,613	Shell PLC ADR	22,853,126
	Financials — 1.7%
9,458	Adyen NV, 144a*	11,233,038
	Health Care — 1.9%
495,146	Koninklijke Philips NV*	12,452,197
	Total Netherlands	46,538,361
	Germany — 6.5%
	Communication Services — 2.6%
664,608	Deutsche Telekom AG	16,705,255
	Health Care — 1.6%
64,861	Merck KGaA	10,726,410
Shares		Market Value
	Common Stocks — 97.0% (Continued)
	Germany — (Continued)
	Industrials — 2.3%
373,819	Deutsche Post AG	$ 15,179,640
	Total Germany	42,611,305
	Switzerland — 5.0%
	Health Care — 2.5%
59,111	Roche Holding AG	16,377,224
	Industrials — 2.5%
294,183	ABB Ltd. ADR	16,388,935
	Total Switzerland	32,766,159
	Taiwan — 4.6%
	Information Technology — 4.6%
174,657	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	30,357,133
	India — 4.1%
	Financials — 4.1%
949,648	ICICI Bank Ltd. ADR	27,359,359
	United States — 3.8%
	Industrials — 3.8%
105,900	Schneider Electric SE*	25,389,066
	Ireland — 3.5%
	Industrials — 3.5%
246,595	AerCap Holdings N.V.	22,982,654
	Singapore — 3.4%
	Financials — 2.7%
1,712,200	Oversea-Chinese Banking Corp. Ltd.	18,182,516
	Real Estate — 0.7%
2,982,300	CapitaLand Integrated Commercial Trust REIT	4,342,077
	Total Singapore	22,524,593
	South Korea — 3.1%
	Communication Services — 2.8%
442,243	KT Corp. ADR†	6,045,462
463,372	KT Corp.	12,557,950
	Information Technology — 0.3%
7,823	Samsung SDI Co. Ltd.	1,997,608
	Total South Korea	20,601,020
	Hong Kong — 2.0%
	Financials — 2.0%
1,974,200	AIA Group Ltd.	13,356,943
	China — 1.6%
	Communication Services — 1.6%
226,218	Tencent Holdings Ltd. ADR†	10,713,685
	Denmark — 1.1%
	Industrials — 1.1%
306,220	Vestas Wind Systems A/S*	7,100,619
	Spain — 1.0%
	Consumer Discretionary — 1.0%
96,907	Amadeus IT Group SA	6,448,620
	Canada — 0.7%
	Industrials — 0.7%
136,212	ATS Corp.*	4,407,811

Touchstone Non-US ESG Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 97.0% (Continued)
	Chile — 0.5%
	Industrials — 0.5%
74,267	Sociedad Quimica y Minera de Chile SA ADR†	$ 3,026,380
	Total Common Stocks	$639,648,654
	Short-Term Investment Funds — 3.6%
12,516,381	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	12,516,381
10,959,498	Invesco Government & Agency Portfolio, Institutional Class, 5.23%∞Ω**	10,959,498
	Total Short-Term Investment Funds	$23,475,879
	Total Investment Securities — 100.6% (Cost $504,448,003)	$663,124,533
	Liabilities in Excess of Other Assets — (0.6)%	(4,027,011)
	Net Assets — 100.0%	$659,097,522
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2024 was $10,682,453.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $11,233,038 or 1.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$120,334,741	$—	$120,334,741
United Kingdom	—	87,574,075	—	87,574,075
France	13,180,502	53,082,424	—	66,262,926
Sweden	—	49,293,204	—	49,293,204
Netherlands	22,853,126	23,685,235	—	46,538,361
Germany	—	42,611,305	—	42,611,305
Switzerland	16,388,935	16,377,224	—	32,766,159
Taiwan	30,357,133	—	—	30,357,133
India	27,359,359	—	—	27,359,359
United States	—	25,389,066	—	25,389,066
Ireland	22,982,654	—	—	22,982,654
Singapore	—	22,524,593	—	22,524,593
South Korea	6,045,462	14,555,558	—	20,601,020
Hong Kong	—	13,356,943	—	13,356,943
China	10,713,685	—	—	10,713,685
Denmark	—	7,100,619	—	7,100,619
Spain	—	6,448,620	—	6,448,620
Canada	4,407,811	—	—	4,407,811
Chile	3,026,380	—	—	3,026,380
Short-Term Investment Funds	23,475,879	—	—	23,475,879
Total	$180,790,926	$482,333,607	$—	$663,124,533
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets Growth Fund – June 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 96.7%
	India — 29.0%
	Consumer Discretionary — 3.4%
1,834,333	Titan Co. Ltd.	$ 74,753,641
	Consumer Staples — 5.3%
567,465	Avenue Supermarts Ltd., 144a*	32,097,478
1,268,373	Britannia Industries Ltd.*	83,186,223
	Energy — 3.3%
1,912,732	Reliance Industries Ltd.	71,701,875
	Financials — 11.1%
1,247,543	Bajaj Finance Ltd.	106,319,457
4,897,501	HDFC Bank Ltd.	98,901,161
4,958,350	HDFC Life Insurance Co. Ltd., 144a	35,346,777
	Health Care — 3.0%
863,647	Apollo Hospitals Enterprise Ltd.	63,947,977
	Information Technology — 1.2%
546,867	Tata Consultancy Services Ltd.	25,545,943
	Materials — 1.7%
1,071,362	Asian Paints Ltd.	37,406,380
	Total India	629,206,912
	Brazil — 18.1%
	Consumer Discretionary — 5.8%
76,119	MercadoLibre, Inc.*	125,093,965
	Consumer Staples — 1.7%
8,148,156	Raia Drogasil SA	37,518,745
	Financials — 7.3%
8,864,165	NU Holdings Ltd. - Class A*	114,259,087
2,555,435	XP, Inc. - Class A	44,950,101
	Industrials — 3.3%
5,166,015	Localiza Rent a Car SA	38,730,557
4,419,500	WEG SA	33,315,635
	Total Brazil	393,868,090
	China — 13.9%
	Communication Services — 5.0%
1,292,002	Kanzhun Ltd. ADR	24,302,557
1,779,642	Tencent Holdings Ltd.	84,426,800
	Consumer Discretionary — 5.5%
3,039,974	Alibaba Group Holding Ltd.	27,398,798
6,710,723	ANTA Sports Products Ltd.	64,181,287
15,743,000	Haidilao International Holding Ltd., 144a	28,277,434
	Consumer Staples — 1.5%
6,744,567	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	31,936,271
	Health Care — 0.6%
3,744,142	Hangzhou Tigermed Consulting Co. Ltd. Class H, 144a†	13,166,050
	Industrials — 1.3%
1,122,494	Contemporary Amperex Technology Co. Ltd. - Class A	27,805,826
	Total China	301,495,023
	Taiwan — 9.8%
	Information Technology — 9.8%
1,225,662	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	213,032,312
Shares		Market Value
	Common Stocks — 96.7% (Continued)
	Indonesia — 3.5%
	Financials — 3.5%
88,764,900	Bank Central Asia Tbk PT	$ 53,801,016
82,681,000	Bank Rakyat Indonesia Persero Tbk PT	23,183,466
	Total Indonesia	76,984,482
	Netherlands — 3.4%
	Information Technology — 3.4%
73,051	ASML Holding NV	74,711,449
	United States — 3.0%
	Information Technology — 3.0%
60,588	Lam Research Corp.	64,517,132
	Singapore — 2.9%
	Communication Services — 2.9%
878,623	Sea Ltd. ADR*	62,751,255
	Hong Kong — 2.8%
	Financials — 2.8%
8,878,931	AIA Group Ltd.	60,072,625
	Kazakhstan — 2.6%
	Financials — 2.6%
433,415	Kaspi.KZ JSC ADR	55,914,869
	South Korea — 2.5%
	Consumer Discretionary — 2.0%
2,067,375	Coupang, Inc.*	43,311,506
	Information Technology — 0.5%
45,323	Samsung SDI Co. Ltd.	11,573,257
	Total South Korea	54,884,763
	Argentina — 2.5%
	Information Technology — 2.5%
298,626	Globant SA*	53,233,071
	Poland — 1.8%
	Consumer Staples — 1.8%
390,840	Dino Polska SA, 144a*	39,436,913
	United Arab Emirates — 0.9%
	Consumer Discretionary — 0.9%
22,549,606	Americana Restaurants International PLC	19,234,124
	Total Common Stocks	$2,099,343,020
Number of Rights
	Rights — 0.0%
	Brazil — 0.0%
	Industrials — 0.0%
52,506	Localiza Rent a Car SA, 8/12/24*	79,838
	Total Rights	$79,838

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Funds — 3.4%
71,047,351	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	$ 71,047,351
2,005,676	Invesco Government & Agency Portfolio, Institutional Class, 5.23%∞Ω**	2,005,676
	Total Short-Term Investment Funds	$73,053,027
	Total Investment Securities — 100.1% (Cost $1,674,975,040)	$2,172,475,885
	Liabilities in Excess of Other Assets — (0.1)%	(1,898,764)
	Net Assets — 100.0%	$2,170,577,121
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2024 was $1,871,347.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
JSC – Joint Stock Company
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $148,324,652 or 6.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
India	$—	$629,206,912	$—	$629,206,912
Brazil	393,868,090	—	—	393,868,090
China	24,302,557	277,192,466	—	301,495,023
Taiwan	213,032,312	—	—	213,032,312
Indonesia	53,801,016	23,183,466	—	76,984,482
Netherlands	74,711,449	—	—	74,711,449
United States	64,517,132	—	—	64,517,132
Singapore	62,751,255	—	—	62,751,255
Hong Kong	—	60,072,625	—	60,072,625
Kazakhstan	55,914,869	—	—	55,914,869
South Korea	43,311,506	11,573,257	—	54,884,763
Argentina	53,233,071	—	—	53,233,071
Poland	39,436,913	—	—	39,436,913
United Arab Emirates	19,234,124	—	—	19,234,124
Rights	79,838	—	—	79,838
Short-Term Investment Funds	73,053,027	—	—	73,053,027
Total	$1,171,247,159	$1,001,228,726	$—	$2,172,475,885
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Strategic Income Opportunities Fund – June 30, 2024 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 41.8%
	Financials — 11.3%
$ 1,400,000	Ares Capital Corp., 5.875%, 3/1/29	$ 1,381,120
1,432,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	1,211,700
1,971,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,633,622
818,000	Charles Schwab Corp. (The), Ser H, 4.000%(A)	698,365
718,000	Citigroup, Inc., Ser W, 4.000%(A)	687,653
1,003,000	Citizens Financial Group, Inc., 5.841%, 1/23/30	1,000,301
1,321,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 6.154%, 2/15/27(B)	1,291,736
282,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	298,051
1,397,000	First Maryland Capital II, (TSFR3M + 1.112%), 6.438%, 2/1/27(B)	1,311,371
237,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	222,717
366,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	388,456
1,100,000	Goldman Sachs Group, Inc. (The), 6.561%, 10/24/34	1,185,032
1,430,000	Golub Capital BDC, Inc., 2.050%, 2/15/27	1,285,121
437,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, 5/15/27	410,234
1,420,000	Morgan Stanley, 5.297%, 4/20/37	1,361,260
475,000	OneMain Finance Corp., 9.000%, 1/15/29	501,031
309,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	318,618
1,318,000	PNC Capital Trust, (TSFR3M + 0.832%), 6.178%, 6/1/28(B)	1,250,929
589,000	PRA Group, Inc., 144a, 7.375%, 9/1/25	589,707
890,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	804,004
1,324,000	Sixth Street Specialty Lending, Inc., 2.500%, 8/1/26	1,228,232
1,695,000	State Street Corp., (TSFR3M + 1.262%), 6.601%, 6/15/47(B)	1,459,820
1,824,000	Truist Bank, Ser A, (TSFR3M + 0.932%), 6.254%, 5/15/27(B)	1,788,272
		22,307,352
	Consumer Discretionary — 6.4%
789,000	Brunswick Corp., 4.400%, 9/15/32	704,131
437,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	390,337
260,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	247,090
559,000	Forestar Group, Inc., 144a, 3.850%, 5/15/26	534,909
618,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	534,869
730,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC (United Arab Emirates), 7.125%, 7/31/26	725,688
2,034,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,712,403
1,155,000	GENM Capital Labuan Ltd. (Malaysia), 144a, 3.882%, 4/19/31	1,010,542
1,252,000	Mattel, Inc., 5.450%, 11/1/41	1,124,120
1,097,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,009,920
691,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	552,574
433,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	426,408
455,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	433,075
1,629,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	1,507,734
1,636,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	1,279,945
456,000	Wynn Macau Ltd. (Macao), 144a, 4.875%, 10/1/24	454,226
		12,647,971
	Energy — 6.4%
590,000	3R Lux Sarl (Brazil), 144a, 9.750%, 2/5/31	619,023
685,789	Atlas Energy Note, 7.000%, 1/31/26(C)	685,789
430,000	Baytex Energy Corp. (Canada), 144a, 8.500%, 4/30/30	449,656
1,078,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	919,964
425,000	Civitas Resources, Inc., 144a, 8.375%, 7/1/28	445,304
485,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	459,750
Principal Amount		Market Value
	Corporate Bonds — 41.8% (Continued)
	Energy — 6.4% (Continued)
$ 630,000	Ecopetrol SA (Colombia), 8.625%, 1/19/29	$ 663,011
1,151,000	Enbridge, Inc. (Canada), Ser 20-A, 5.750%, 7/15/80	1,086,431
139,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.000%, 1/15/27	142,115
61,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.250%, 1/15/29	62,951
1,199,000	HF Sinclair Corp., 144a, 5.000%, 2/1/28	1,162,031
103,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	99,680
299,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	285,378
588,764	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	521,767
405,000	Mesquite Energy, Inc., 7.250%, 7/15/24	17,212
1,619,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	1,572,298
1,130,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,306,975
541,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	495,032
350,000	Petroleos Mexicanos (Mexico), 6.375%, 1/23/45	226,710
750,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	570,011
554,000	Plains All American Pipeline LP, (TSFR3M + 4.372%), 9.694%(A)(B)	551,567
261,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	258,155
		12,600,810
	Utilities — 4.2%
1,636,000	CMS Energy Corp., 4.750%, 6/1/50	1,497,739
1,155,000	Edison International, 4.125%, 3/15/28	1,103,680
741,000	Edison International, Ser B, 5.000%(A)	704,857
1,215,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	1,090,922
600,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 8.450%, 8/10/28	603,000
1,250,581	Minejesa Capital BV (Indonesia), 4.625%, 8/10/30	1,198,851
1,186,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46	1,152,230
1,155,000	Pacific Gas & Electric Co., 2.500%, 2/1/31	953,991
		8,305,270
	Industrials — 3.4%
501,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	459,631
581,000	Boeing Co. (The), 144a, 6.528%, 5/1/34	595,974
654,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	629,174
473,000	Cimpress PLC (Ireland), 7.000%, 6/15/26	472,622
279,000	Fortress Transportation and Infrastructure Investors LLC, 144a, 7.000%, 5/1/31	285,178
541,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	505,819
599,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	559,685
1,334,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 7.319%, 2/15/42(B)	1,173,040
417,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	419,102
1,716,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,610,486
		6,710,711
	Health Care — 2.0%
1,345,000	HCA, Inc., 5.450%, 4/1/31	1,345,514
276,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	271,026
593,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	546,043
594,000	MEDNAX, Inc., 144a, 5.375%, 2/15/30†	525,221
1,470,000	Viatris, Inc., 2.700%, 6/22/30	1,247,909
		3,935,713

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 41.8% (Continued)
	Consumer Staples — 1.8%
$ 950,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	$ 833,136
1,376,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,368,959
737,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	648,053
632,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	626,310
		3,476,458
	Communication Services — 1.7%
870,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	710,234
1,028,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	1,004,502
716,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	260,767
728,000	Gray Television, Inc., 144a, 5.375%, 11/15/31	412,913
568,000	Paramount Global, 4.200%, 5/19/32	464,820
561,000	Stagwell Global, 144a, 5.625%, 8/15/29	518,918
		3,372,154
	Real Estate — 1.7%
446,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	418,364
2,068,000	Store Capital LLC REIT, 2.750%, 11/18/30	1,715,055
1,153,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 5.750%, 2/1/27	1,153,249
		3,286,668
	Materials — 1.5%
693,000	Braskem Idesa SAPI (Mexico), 144a, 6.990%, 2/20/32	525,652
723,000	Braskem Netherlands Finance BV (Brazil), 144a, 7.250%, 2/13/33	681,755
1,076,000	Celanese US Holdings LLC, 6.379%, 7/15/32	1,107,565
590,000	WE Soda Investments Holding PLC (Turkey), 144a, 9.375%, 2/14/31	600,891
		2,915,863
	Information Technology — 1.4%
1,326,000	Micron Technology, Inc., 2.703%, 4/15/32	1,100,395
586,000	Micron Technology, Inc., 6.750%, 11/1/29	623,671
410,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	367,164
665,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	652,334
		2,743,564
	Total Corporate Bonds	$82,302,534
	U.S. Treasury Obligations — 24.2%
8,400,000	U.S. Treasury Bond, 4.375%, 8/15/43	8,142,750
6,870,000	U.S. Treasury Bond, 4.750%, 11/15/43	6,991,298
6,870,000	U.S. Treasury Note, 4.000%, 2/29/28	6,768,023
3,240,000	U.S. Treasury Note, 4.000%, 1/31/29	3,192,033
1,000,000	U.S. Treasury Note, 4.375%, 11/30/28	1,000,352
6,215,000	U.S. Treasury Note, 4.500%, 11/15/33	6,285,890
15,000,000	U.S. Treasury Note, 4.625%, 4/30/29	15,181,641
	Total U.S. Treasury Obligations	$47,561,987
	Asset-Backed Securities — 12.9%
2,541,500	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	2,249,484
2,100,000	Apex Credit CLO 2020-II LLC (Cayman Islands), Ser 2020-2A, Class B, 144a, (TSFR3M + 2.962%), 8.279%, 4/17/33(B)	2,079,376
1,700,000	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2018-2A, Class A2R, 144a, (TSFR3M + 1.800%), 7.129%, 10/15/31(B)	1,700,836
Principal Amount		Market Value
	Asset-Backed Securities — 12.9% (Continued)
$ 2,619,000	Hardee's Funding LLC, Ser 2021-1A, Class A2, 144a, 2.865%, 6/20/51	$ 2,250,307
955,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2II, 144a, 4.136%, 2/26/52	833,203
1,633,500	NBC Funding LLC, Ser 2021-1, Class A2, 144a, 2.989%, 7/30/51	1,516,734
2,522,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	2,256,475
1,700,000	Neuberger Berman Loan Advisers CLO 36 Ltd. (Cayman Islands), Ser 2020-36A, Class BR2, 144a, (TSFR3M + 1.800%), 7.125%, 4/20/33(B)	1,704,250
2,300,000	Octagon Investment Partners 39 Ltd. (Cayman Islands), Ser 2018-3A, Class BR, 144a, (TSFR3M + 1.800%), 7.125%, 10/20/30(B)	2,303,337
1,170,000	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	1,162,738
2,250,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class D, 144a, (TSFR3M + 3.212%), 8.540%, 10/15/34(B)	2,252,862
2,417,000	STWD, Ltd. (Cayman Islands), Ser 2021-FL2, Class D, 144a, (TSFR1M + 2.914%), 8.246%, 4/18/38(B)	2,214,183
1,413,843	TRTX Issuer, Ltd. (Cayman Islands), Ser 2019-FL3, Class C, 144a, (TSFR1M + 2.214%), 7.543%, 10/15/34(B)	1,357,323
1,653,250	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	1,466,608
	Total Asset-Backed Securities	$25,347,716
	Commercial Mortgage-Backed Securities — 5.8%
835,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(B)(D)	858,726
21,004,219	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.298%, 1/10/57(B)(D)(E)	882,698
1,735,000	BX Trust, Ser 2019-OC11, Class E, 144a, 4.075%, 12/9/41(B)(D)	1,468,843
5,000,000	CGMS Commercial Mortgage Trust, Ser 2017-B1, Class D, 144a, 3.000%, 8/15/50	3,784,482
485,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(B)(D)	450,396
2,202,000	GS Mortgage Securities Corp. Trust, Ser 2017-SLP, Class E, 144a, 4.744%, 10/10/32(B)(D)	2,128,621
825,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	776,836
540,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	503,267
620,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	599,698
	Total Commercial Mortgage-Backed Securities	$11,453,567
	Non-Agency Collateralized Mortgage Obligations — 4.9%
1,261,408	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(B)(D)	1,233,606
1,144,164	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(B)(D)	979,642
1,066,933	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.486%, 5/25/49(B)(D)	976,604
1,254,281	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 4.016%, 11/25/50(B)(D)	1,068,327
3,750,000	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.347%, 7/25/59(B)(D)	3,307,189
2,375,000	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.757%, 11/25/60(B)(D)	2,063,184
	Total Non-Agency Collateralized Mortgage Obligations	$9,628,552

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Shares		MarketValue
	Common Stocks — 4.3%
	Energy — 0.9%
59,098	Atlas Energy Solutions, Inc.(F)	$ 1,177,823
4,951	Exxon Mobil Corp.	569,959
		1,747,782
	Industrials — 0.9%
1,351	Lockheed Martin Corp.	631,052
5,579	RTX Corp.	560,076
6,650	Stanley Black & Decker, Inc.	531,268
		1,722,396
	Information Technology — 0.6%
3,082	International Business Machines Corp.	533,032
3,439	Texas Instruments, Inc.	668,989
		1,202,021
	Financials — 0.6%
15,334	Bank of America Corp.	609,833
1,301	Goldman Sachs Group, Inc. (The)	588,469
		1,198,302
	Materials — 0.4%
39,560	Covia*	586,793
44	HC Minerals LLC(C)*	161,307
		748,100
	Consumer Staples — 0.3%
6,351	Philip Morris International, Inc.	643,547
	Communication Services — 0.3%
33,660	AT&T, Inc.	643,243
	Health Care — 0.3%
3,626	Johnson & Johnson	529,976
	Total Common Stocks	$8,435,367
Principal Amount
	Sovereign Government Obligations — 2.2%
$ 850,000	Angolan Government International Bond, 144a, 8.000%, 11/26/29	763,640
835,000	Argentine Republic Government International Bond, 0.750%, 7/9/30	470,113
697,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	609,004
1,000,000	Egypt Government International Bond, 8.500%, 1/31/47	740,700
1,350,000	Ghana Government International Bond, 144a, 8.627%, 6/16/49	675,351
900,000	Serbia International Bond, 2.125%, 12/1/30	717,885
200,000	Ukraine Government International Bond, 144a, 7.253%, 3/15/35	57,250
1,020,000	Ukraine Government International Bond, 7.253%, 3/15/35	291,975
	Total Sovereign Government Obligations	$4,325,918
	Agency Collateralized Mortgage Obligations — 0.5%
23,482,547	FRESB Mortgage Trust, Ser 2020-SB78, Class X1, 1.248%, 6/25/40(B)(D)(E)	873,617
Number of Rights
Rights — 0.0%
Energy — 0.0%
27,942	Vistra Energy Corp. Tax Return Rights, 12/6/26*	34,229
Shares		MarketValue
	Preferred Stocks — 0.0%
	Financials — 0.0%
95,203	First Republic Bank, Ser K, 13.930%(A)	$ 1,904
	Short-Term Investment Funds — 2.6%
4,999,107	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	4,999,107
214,830	Invesco Government & Agency Portfolio, Institutional Class, 5.23%∞Ω**	214,830
	Total Short-Term Investment Funds	$5,213,937
	Total Investment Securities—99.2% (Cost $204,788,625)	$195,179,328
	Other Assets in Excess of Liabilities — 0.8%	1,526,256
	Net Assets — 100.0%	$196,705,584
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2024.
(C)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(E)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(F)	Security is subject to restrictions on resale.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2024 was $204,253.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOC – State-Owned Company
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $78,278,694 or 39.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$81,616,745	$685,789	$82,302,534
U.S. Treasury Obligations	—	47,561,987	—	47,561,987
Asset-Backed Securities	—	25,347,716	—	25,347,716
Commercial Mortgage-Backed Securities	—	11,453,567	—	11,453,567
Non-Agency Collateralized Mortgage Obligations	—	9,628,552	—	9,628,552
Common Stocks	7,687,267	586,793	161,307	8,435,367
Sovereign Government Obligations	—	4,325,918	—	4,325,918
Agency Collateralized Mortgage Obligations	—	873,617	—	873,617
Rights	—	34,229	—	34,229
Preferred Stocks	—	1,904	—	1,904
Short-Term Investment Funds	5,213,937	—	—	5,213,937
Other Financial Instruments
Futures
Interest rate contracts	220,635	—	—	220,635
Total Assets	$13,121,839	$181,431,028	$847,096	$195,399,963
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(65,370)	$—	$—	$(65,370)
Total Liabilities	$(65,370)	$—	$—	$(65,370)
Total	$13,056,469	$181,431,028	$847,096	$195,334,593
Measurements Using Unobservable Inputs (Level 3)
Assets
Beginning balance, March 31, 2024	$846,788
Change in unrealized appreciation (depreciation)	308
Ending balance, June 30, 2024	$847,096
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at June 30, 2024	$—
Security	Fair Value	Valuation Technique	Unobservable Input	Value or range of input	Impact to valuation from an increase to the input
Atlas Energy Note	$685,789	Recent Transaction	N/A	N/A	N/A
HC Minerals LLC	$161,307	Discount Cash Flow	Discount Rate Growth Rates	15.90% (38.3%)-0%	Decrease Increase

Futures Contracts
At June 30, 2024, $603,003 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2024:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
30-Year U.S. Ultra Treasury Bond	9/19/2024	51	$6,392,531	$(65,370)
Long Futures:
2-Year U.S. Treasury Note	9/30/2024	529	108,031,719	172,163
5-Year U.S. Treasury Note	9/30/2024	104	11,084,126	48,472
				$155,265
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
June 30, 2024 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2024, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Strategic Income Opportunities Fund held Level 3 categorized securities during the period ended June 30, 2024. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by the Touchstone Advisors, Inc. and adopted by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.